Debt securities - Credit rating classified as Other (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial investments
Debt securities	£ 171,374	£ 170,458
PCA Life Insurance Company Ltd. - Korea
Financial investments
Debt securities		652
Other
Financial investments
Debt securities	23,371	22,126
Operating segments | Asia
Financial investments
Debt securities	40,982	36,546
Operating segments | US
Financial investments
Debt securities	35,378	40,745
Operating segments | UK and Europe
Financial investments
Debt securities	92,707	90,796
Operating segments | UK and Europe | Other
Financial investments
Debt securities	13,571	12,275
Operating segments | UK and Europe | Internal rating AAA to A- | Other
Financial investments
Debt securities	7,994	6,939
Operating segments | UK and Europe | Internal rating BBB to B- | Other
Financial investments
Debt securities	3,141	3,257
Operating segments | UK and Europe | Internal rating Below B- or unrated | Other
Financial investments
Debt securities	2,436	2,079
Operating segments | Non-linked shareholder-backed | Asia
Financial investments
Debt securities	13,043	11,364
Operating segments | Non-linked shareholder-backed | Asia | Other
Financial investments
Debt securities	1,053	915
Operating segments | Non-linked shareholder-backed | Asia | Government bonds | Other
Financial investments
Debt securities	25	63
Operating segments | Non-linked shareholder-backed | Asia | Corporate bonds | Other
Financial investments
Debt securities	959	757
Operating segments | Non-linked shareholder-backed | Asia | Other securities | Other
Financial investments
Debt securities	69	95
Operating segments | Non-linked shareholder-backed | US
Financial investments
Debt securities	35,378	40,745
Operating segments | Non-linked shareholder-backed | US | Other
Financial investments
Debt securities	5,769	6,800
Operating segments | Non-linked shareholder-backed | US | NAIC 1 | Other
Financial investments
Debt securities	3,918	4,759
Operating segments | Non-linked shareholder-backed | US | NAIC 2 | Other
Financial investments
Debt securities	1,794	1,909
Operating segments | Non-linked shareholder-backed | US | NAIC 3-6 | Other
Financial investments
Debt securities	57	132
Operating segments | Non-linked shareholder-backed | US | Mortgage-backed securities | Other
Financial investments
Debt securities	1,868
Operating segments | Non-linked shareholder-backed | US | Mortgage-backed securities | NAIC 1 | Other
Financial investments
Debt securities	1,843
Operating segments | Non-linked shareholder-backed | US | Mortgage-backed securities | NAIC 2 | Other
Financial investments
Debt securities	22
Operating segments | Non-linked shareholder-backed | US | Mortgage-backed securities | NAIC 3-6 | Other
Financial investments
Debt securities	3
Operating segments | Non-linked shareholder-backed | US | Other securities | Other
Financial investments
Debt securities	3,901
Operating segments | Non-linked shareholder-backed | US | Other securities | NAIC 1 | Other
Financial investments
Debt securities	2,075
Operating segments | Non-linked shareholder-backed | US | Other securities | NAIC 2 | Other
Financial investments
Debt securities	1,772
Operating segments | Non-linked shareholder-backed | US | Other securities | NAIC 3-6 | Other
Financial investments
Debt securities	54
Operating segments | Non-linked shareholder-backed | UK and Europe
Financial investments
Debt securities	35,335	35,583
Operating segments | Non-linked shareholder-backed | UK and Europe | Other
Financial investments
Debt securities	6,062	5,504
Operating segments | With-profits | Asia
Financial investments
Debt securities	24,432	21,861
Operating segments | With-profits | Asia | Other
Financial investments
Debt securities	2,397	1,713
Operating segments | With-profits | UK and Europe
Financial investments
Debt securities	50,661	48,936
Operating segments | With-profits | UK and Europe | Other
Financial investments
Debt securities	£ 7,392	£ 6,684